Putnam Global Income Trust
The fund's portfolio
1/31/20 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (34.6%)(a)
		Principal amount	Value
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)	AUD	810,000	$625,913
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	320,000	296,310
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	1,140,000	844,014
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	190,000	275,459
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	480,000	566,974
Austria (Republic of) sr. unsec. unsub. notes 3.65%, 4/20/22 (Austria)	EUR	200,000	243,059
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	640,000	773,957
Belgium (Kingdom of) sr. unsec. unsub. notes Ser. 65, 4.25%, 9/28/22 (Belgium)	EUR	330,000	413,740
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	400,000	792,172
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		$480,000	518,400
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	260,000	283,743
Canada (Government of) unsec. notes 0.50%, 3/1/22 (Canada)	CAD	840,000	622,263
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	500,000	72,567
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$1,700,000	1,822,057
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	570,000	164,190
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,760,000	297,204
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)		$189,000	205,538
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		218,000	264,325
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		255,000	290,063
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		150,000	166,275
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		309,000	339,128
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,706,977
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	150,000	340,850
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	40,000	73,827
France (Government of) unsec. bonds 3.25%, 10/25/21 (France)	EUR	1,330,000	1,574,365
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	1,973,069
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,630,000	1,906,092
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	100,000	118,480
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	305,000	373,696
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		$200,000	202,470
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,235,000	1,278,221
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	70,000	105,349
Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)	EUR	380,000	547,660
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,357,196
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	820,000	1,430,603
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	289,202
Italy (Republic of) sr. unsec. bonds 4.00%, 9/1/20 (Italy)	EUR	920,000	1,045,595
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,299,691
Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)	EUR	1,390,000	1,792,958
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		$335,000	343,375
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	100,000	115,224
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$300,000	315,375
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 3/13/28 (Senegal)	EUR	100,000	118,088
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	403,000,000	4,399,843
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	407,000,000	5,274,253
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	265,000,000	3,049,180
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	267,000,000	2,565,620
Japan (Government of) sr. unsec. unsub. notes Ser. 318, 1.00%, 9/20/21 (Japan)	JPY	468,000,000	4,399,993
Japan (Government of) sr. unsec. unsub. notes Ser. 330, 0.80%, 9/20/23 (Japan)	JPY	650,000,000	6,211,998
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	172,000,000	1,617,202
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	47,000,000	430,970
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	215,000,000	3,050,676
Malaysia (Government of) sr. unsec. notes Ser. 0417, 3.899%, 11/16/27 (Malaysia)	MYR	2,710,000	695,990
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,281,000	1,639,533
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	210,000	425,765
Netherlands (Government of) unsec. bonds 2.25%, 7/15/22 (Netherlands)	EUR	300,000	356,670
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	570,000	674,386
New Zealand (Government of) sr. unsec. notes Ser. 0425, 2.75%, 4/15/25 (Nek Zealand)	NZD	320,000	224,009
Norway (Government of) unsec. bonds Ser. 476, 3.00%, 3/14/24 (Norkay)	NOK	1,760,000	204,741
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	610,000	634,311
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	160,000	137,580
Ontario (Province of) unsec. notes 3.15%, 6/2/22 (Canada)	CAD	1,600,000	1,251,697
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	430,000	339,438
Poland (Government of) unsec. notes Ser. 0123, 2.50%, 1/25/23 (Poland)	PLN	1,980,000	523,190
Portugal (Republic of) sr. unsec. notes 1.95%, 6/15/29 (Portugal)	EUR	420,000	543,428
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		$200,000	210,306
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		200,000	225,408
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 7/30/24 (Senegal)		200,000	222,000
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		245,000	261,231
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		310,000	324,106
South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23 (South Africa)	ZAR	11,140,000	763,604
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	742,241
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	770,000	1,224,912
Spain (Kingdom of) sr. unsec. bonds 4.40%, 10/31/23 (Spain)	EUR	890,000	1,160,756
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	260,852
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	150,000	184,171
Spain (Kingdom of) sr. unsec. notes 0.75%, 7/30/21 (Spain)	EUR	300,000	338,807
Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	240,000	336,232
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	40,000	63,013
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	420,000	69,026
Sweden (Government of) unsec. notes Ser. 1057, 1.50%, 11/13/23 (Sweden)	SEK	6,380,000	708,534
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	420,000	613,077
Switzerland (Government of) unsec. bonds 2.00%, 5/25/22 (Switzerland)	CHF	530,000	585,982
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	150,000	224,673
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	1,140,000	3,041,133
United Kingdom Treasury unsec. notes 2.75%, 9/7/24 (United Kingdom)	GBP	1,110,000	1,621,565
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		$420,000	445,952
United Mexican States sr. unsec. notes Ser. M 20, 10.00%, 12/5/24 (Mexico)	MXN	12,310,000	743,237
Uruguay (Republic of) sr. unsec. unsub. bonds 4.375%, 1/23/31 (Uruguay)		$1,170,000	1,339,650
Uruguay (Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		225,000	252,563
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		3,000	360

Total foreign government and agency bonds and notes (cost $79,646,467)			$82,799,578

CORPORATE BONDS AND NOTES (28.1%)(a)
		Principal amount	Value
Basic materials (1.5%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		$227,000	$237,223
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		690,000	761,446
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		187,000	220,048
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		408,000	439,212
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		135,000	141,441
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		270,000	303,377
International Paper Co. sr. unsec. notes 8.70%, 6/15/38		6,000	9,180
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		386,000	434,156
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		406,000	436,982
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		204,000	289,534
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		53,000	74,545
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		136,000	192,709

			3,539,853
Capital goods (0.8%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		386,000	447,961
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28		130,000	148,611
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26		238,000	262,439
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		460,000	498,104
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		440,000	478,574

			1,835,689
Communication services (4.0%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		345,000	350,050
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		210,000	214,290
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)		228,000	242,203
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30		410,000	463,745
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		405,000	448,354
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27		66,000	71,952
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26		113,000	117,735
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		484,000	628,917
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		158,000	182,054
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		103,000	115,503
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		123,000	142,902
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		55,000	80,609
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50		1,661,000	1,783,858
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		435,000	464,309
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26		197,000	208,829
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		255,000	277,817
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		421,000	454,570
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)		296,000	353,674
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)		2,000	2,073
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		478,000	494,878
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		135,000	157,866
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		630,000	742,076
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55		270,000	345,789
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		840,000	971,633
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		345,000	361,458

			9,677,144
Consumer cyclicals (2.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		510,000	540,994
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		317,000	320,501
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47		410,000	504,628
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		217,000	228,653
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24		110,000	111,650
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		580,000	610,450
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		620,000	685,875
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		164,000	176,915
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		729,000	842,591
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		131,000	141,645
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		475,000	487,481
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		560,000	588,000
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		238,000	248,115
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29		395,000	441,505
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		278,000	283,921

			6,212,924
Consumer staples (1.3%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		92,000	125,521
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		107,000	126,614
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25		92,000	101,471
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		635,000	658,009
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		38,762	43,859
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32		229,843	291,225
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		12,000	13,724
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		68,000	98,020
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		333,000	434,873
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		287,000	329,135
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25		243,000	269,868
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23		165,000	176,132
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		426,000	449,164

			3,117,615
Energy (3.1%)
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		669,000	749,541
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		528,000	588,318
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		680,000	718,607
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		350,000	358,313
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		400,000	446,322
Energy Transfer Partners LP company guaranty sr. unsec. notes 2.90%, 5/15/25		178,000	179,995
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		392,000	370,440
Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42		57,000	68,949
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		315,000	349,231
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		31,000	41,477
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		292,000	362,766
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		534,000	606,090
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		395,000	424,131
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		37,000	43,244
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		189,000	209,790
Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.093%, 1/15/30 (Brazil)		68,000	74,620
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		6,000	480
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		155,000	12,400
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		545,000	591,345
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		20,000	21,408
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		436,000	486,216
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		4,000	4,249
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		255,000	259,463
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		421,000	436,788

			7,404,183
Financials (6.5%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		450,000	508,375
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		265,000	270,198
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		375,000	426,266
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		369,000	514,755
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		386,000	432,947
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	449,647
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		200,000	227,705
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity		15,000	15,884
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		410,000	463,300
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		180,000	191,988
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		289,000	300,049
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		740,000	808,487
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		182,000	198,740
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		105,000	114,686
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		164,000	186,532
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		830,000	910,925
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		90,000	97,538
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		675,000	757,744
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		220,000	246,675
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		400,000	431,000
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		200,000	220,860
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		250,000	271,977
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		610,000	692,006
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		730,000	819,046
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		61,000	63,135
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		760,000	857,369
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		232,000	251,665
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		9,000	12,883
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29		290,000	318,362
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		281,000	324,147
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		509,000	526,815
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		230,000	312,800
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		27,000	29,126
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		162,000	173,138
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40		58,000	85,863
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		585,000	675,956
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		120,000	121,834
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		120,000	180,294
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		184,000	197,697
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99		270,000	278,416
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		579,000	638,665
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	336,713
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		276,000	417,004
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		260,000	298,020

			15,657,232
Health care (1.9%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29		675,000	700,977
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		223,000	269,743
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29		990,000	1,084,761
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		400,000	466,564
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		335,000	356,985
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		78,000	89,136
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		85,000	91,987
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		275,000	326,090
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		65,000	71,962
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		125,000	130,706
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		340,000	380,677
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		430,000	480,744

			4,450,332
Supra-Nation (1.9%)
European Investment Bank sr. unsec. unsub. bonds 5.625%, 6/7/32 (Supra-Nation)	GBP	1,900,000	3,862,671
European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4.125%, 4/15/24 (Supra-Nation)	EUR	450,000	595,820

			4,458,491
Technology (2.3%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		$557,000	587,777
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		529,000	617,730
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		102,000	142,449
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29		287,000	320,756
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		29,000	30,503
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		296,000	338,313
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29		120,000	129,308
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		600,000	677,446
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		140,000	183,607
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		545,000	581,755
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		238,000	280,025
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		825,000	922,472
VMWare, Inc. sr. unsec. notes 3.90%, 8/21/27		245,000	260,181
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		535,000	571,113

			5,643,435
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		257,000	270,012

			270,012
Utilities and power (2.1%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		240,000	253,368
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		270,000	306,945
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		175,000	195,791
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		74,000	106,428
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		715,000	723,104
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		95,000	103,550
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		830,000	1,090,585
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		155,000	162,559
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		220,000	256,024
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		515,000	558,856
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		255,000	266,518
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		204,000	209,906
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		216,000	222,186
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.022%, 5/15/67		589,000	547,911

			5,003,731

Total corporate bonds and notes (cost $61,343,333)			$67,270,641

MORTGAGE-BACKED SECURITIES (22.4%)(a)
		Principal amount	Value
Agency collateralized mortgage obligations (4.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 19.048%, 4/15/37		$9,162	$15,165
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 17.65%, 11/15/35		30,772	49,478
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 16.743%, 12/15/36		17,114	25,047
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 14.831%, 3/15/35		37,926	50,791
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 12.661%, 6/15/34		18,457	21,688
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 5.024%, 7/15/40		1,129,443	101,292
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25		37,053	818
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44		1,156,402	101,761
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43		746,012	89,583
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44		1,323,103	179,041
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42		1,600,104	142,711
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42		3,762,798	278,052
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41		1,259,027	80,972
REMICs Ser. 3300, PO, zero %, 2/15/37		1,992	1,781
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)		1,602	1,358
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 18.477%, 3/25/36		23,249	39,123
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 18.11%, 6/25/37		25,069	39,780
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 15.267%, 8/25/35		16,942	22,854
REMICs IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 7.20%), 5.539%, 10/25/42		1,294,074	275,179
REMICs Ser. 15-28, IO, 5.50%, 5/25/45		1,660,555	340,215
REMICs Ser. 17-113, IO, 5.00%, 1/25/38		977,050	130,235
REMICs IFB Ser. 10-46, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.789%, 5/25/40		246,317	44,548
REMICs IFB Ser. 12-103, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.339%, 9/25/42		1,362,778	217,499
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42		934,919	75,485
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43		865,374	72,519
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		1,694,065	82,089
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42		1,626,500	75,909
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41		1,522,450	48,308
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40		1,696,144	117,699
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37		2,245	2,134
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40		1,053,298	226,459
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48		628,765	99,188
Ser. 14-76, IO, 5.00%, 5/20/44		533,481	106,084
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44		1,061,482	187,111
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		180,119	35,663
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		365,177	72,049
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		116,486	24,171
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.78%, 12/16/40		844,769	166,977
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45		1,364,933	246,607
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45		485,003	50,203
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43		1,056,911	202,134
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42		1,552,757	318,488
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40		867,550	103,443
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		627,277	108,929
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.492%, 3/20/43		1,511,917	169,788
Ser. 16-19, Class PI, IO, 4.00%, 2/20/46		1,175,884	187,271
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45		2,283,142	287,539
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45		1,124,611	141,454
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44		1,303,462	189,071
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42		374,378	48,912
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45		2,222,027	281,975
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		395,868	50,984
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42		1,081,609	185,665
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41		893,120	65,977
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40		379,428	5,069
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39		974,553	45,414
Ser. 16-H20, Class NI, IO, 2.553%, 9/20/66(WAC)		1,990,273	194,052
Ser. 15-H09, Class AI, IO, 2.504%, 4/20/65(WAC)		5,133,377	391,343
Ser. 16-H23, Class NI, IO, 2.469%, 10/20/66(WAC)		4,319,677	465,661
Ser. 16-H16, Class EI, IO, 2.399%, 6/20/66(WAC)		3,406,045	351,163
Ser. 17-H04, Class BI, IO, 2.375%, 2/20/67(WAC)		3,141,973	400,602
Ser. 16-H13, Class EI, IO, 2.361%, 4/20/66		2,549,713	261,346
Ser. 15-H03, Class DI, IO, 2.332%, 1/20/65(WAC)		4,407,617	378,614
Ser. 17-H11, Class NI, IO, 2.206%, 5/20/67(WAC)		3,581,269	379,690
Ser. 16-H07, Class HI, IO, 2.083%, 2/20/66(WAC)		3,314,371	283,452
Ser. 17-H19, Class MI, IO, 2.049%, 4/20/67(WAC)		2,200,941	231,759
Ser. 15-H26, Class DI, IO, 1.906%, 10/20/65(WAC)		2,395,573	212,696
Ser. 17-H02, Class BI, IO, 1.804%, 1/20/67(WAC)		3,463,201	406,684
Ser. 15-H26, Class EI, IO, 1.76%, 10/20/65(WAC)		2,614,511	219,357
Ser. 16-H01, Class AI, IO, 1.708%, 1/20/66(WAC)		2,068,314	162,880
Ser. 14-H21, Class AI, IO, 1.669%, 10/20/64(WAC)		2,673,786	200,093
Ser. 15-H25, Class AI, IO, 1.641%, 9/20/65(WAC)		2,668,290	201,723
Ser. 14-H12, Class BI, IO, 1.604%, 5/20/64(WAC)		3,477,197	246,912
Ser. 16-H25, Class GI, IO, 1.528%, 11/20/66(WAC)		3,344,318	146,050

			11,463,816
Commercial mortgage-backed securities (9.3%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)		308,350	3
Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 7/25/23	CAD	877,984	—
Ser. 07-CD1A, IO, zero %, 3/25/21	CAD	174,062	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.802%, 3/11/39(WAC)		$516,656	258,328
FRB Ser. 06-PW11, Class C, 5.802%, 3/11/39 (In default)(NON)(WAC)		197,629	9,881
FRB Ser. 06-PW14, Class X1, IO, 0.498%, 12/11/38(WAC)		138,674	1,428
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)		6,157	—
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.933%, 12/15/47(WAC)		1,053,000	1,066,361
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.262%, 11/10/46(WAC)		256,000	278,290
Ser. 14-GC21, Class AS, 4.026%, 5/10/47		682,000	726,148
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.262%, 3/10/47(WAC)		249,000	268,863
FRB Ser. 06-C5, Class XC, IO, 0.722%, 10/15/49(WAC)		2,328,984	23
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.946%, 5/10/47(WAC)		692,000	742,155
FRB Ser. 14-CR18, Class C, 4.883%, 7/15/47(WAC)		393,000	420,003
FRB Ser. 14-UBS6, Class C, 4.597%, 12/10/47(WAC)		110,000	114,238
Ser. 12-CR2, Class AM, 3.791%, 8/15/45		356,000	369,174
FRB Ser. 14-UBS6, Class XA, IO, 1.044%, 12/10/47(WAC)		9,037,403	323,729
FRB Ser. 15-LC21, Class XA, IO, 0.905%, 7/10/48(WAC)		12,130,465	348,751
COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class C, 5.282%, 8/10/50(WAC)		525,000	564,679
FRB Ser. 12-CR2, Class D, 4.992%, 8/15/45(WAC)		400,000	412,201
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.825%, 9/15/39(WAC)		51,364	1
FRB Ser. 07-C2, Class AX, IO, 0.044%, 1/15/49(WAC)		691,894	7
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.207%, 5/15/38(WAC)		36,695	1,127
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.414%, 4/15/50(WAC)		819,000	872,731
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.505%, 12/15/49(WAC)		822,000	882,023
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.512%, 8/10/44(WAC)		1,504,000	1,541,251
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.27%, 8/25/29(WAC)		2,812,340	262,864
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.261%, 12/10/49(WAC)		2,810,356	28
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.648%, 2/10/46(WAC)		7,286,616	274,023
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.197%, 8/10/43(WAC)		428,000	429,120
FRB Ser. 11-GC3, Class D, 5.824%, 3/10/44(WAC)		280,000	289,360
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.835%, 4/15/47(WAC)		258,000	277,319
FRB Ser. 14-C22, Class C, 4.706%, 9/15/47(WAC)		310,000	310,535
FRB Ser. 15-C33, Class XA, IO, 1.126%, 12/15/48(WAC)		3,771,993	165,161
FRB Ser. 14-C22, Class XA, IO, 0.988%, 9/15/47(WAC)		9,778,332	314,905
FRB Ser. 13-C12, Class XA, IO, 0.598%, 7/15/45(WAC)		20,955,241	272,376
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45		239,000	248,936
Ser. 13-C10, Class AS, 3.372%, 12/15/47		181,000	185,929
Ser. 13-LC11, Class AS, 3.216%, 4/15/46		286,000	294,596
FRB Ser. 13-C16, Class XA, IO, 1.102%, 12/15/46(WAC)		8,984,910	268,315
FRB Ser. 06-CB17, Class X, IO, 0.856%, 12/12/43(WAC)		577,875	6,522
FRB Ser. 06-LDP8, Class X, IO, 0.30%, 5/15/45(WAC)		958,928	297
FRB Ser. 07-LDPX, Class X, IO, 0.215%, 1/15/49(WAC)		1,115,998	11
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.786%, 11/15/43(WAC)		237,000	239,895
FRB Ser. 12-C6, Class E, 5.329%, 5/15/45(WAC)		1,313,000	1,275,070
FRB Ser. 12-C8, Class D, 4.804%, 10/15/45(WAC)		1,260,000	1,275,984
FRB Ser. 12-LC9, Class D, 4.565%, 12/15/47(WAC)		251,000	260,106
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)		287,038	3
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.359%, 2/15/40(WAC)		18,751	2
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.773%, 9/15/39(WAC)		1,204,126	8,806
FRB Ser. 07-C2, Class XCL, IO, 0.359%, 2/15/40(WAC)		120,178	12
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.219%, 12/15/49(WAC)		21,238	33
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.099%, 2/15/47(WAC)		220,000	238,126
FRB Ser. 14-C17, Class C, 4.657%, 8/15/47(WAC)		591,000	612,085
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.833%, 8/15/45(WAC)		386,000	401,021
FRB Ser. 12-C6, Class D, 4.761%, 11/15/45(WAC)		278,000	289,953
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		141,686	28,337
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.419%, 7/15/49(WAC)		185,000	190,835
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.21%, 12/15/50(WAC)		3,845,801	245,726
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.756%, 5/10/45(WAC)		285,000	300,363
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.771%, 12/10/45(WAC)		2,511,669	88,293
Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, zero %, 5/15/46(WAC)		20,515	—
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.42%, 7/15/46(WAC)		363,000	371,968
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49		418,000	428,792
FRB Ser. 16-LC25, Class XA, IO, 1.137%, 12/15/59(WAC)		3,012,989	139,022
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)		799,000	862,792
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)		525,000	562,265
Ser. 13-C11, Class AS, 3.311%, 3/15/45		206,000	213,108
FRB Ser. 13-C14, Class XA, IO, 0.864%, 6/15/46(WAC)		12,785,658	245,713
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.839%, 2/15/44(WAC)		620,000	632,574
Ser. 11-C4, Class E, 5.396%, 6/15/44(WAC)		163,000	163,165
FRB Ser. 12-C10, Class D, 4.577%, 12/15/45(WAC)		298,000	262,698
FRB Ser. 12-C10, Class XA, IO, 1.686%, 12/15/45(WAC)		3,625,557	133,072

			22,271,511
Residential mortgage-backed securities (non-agency) (8.3%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 1.982%, 5/25/47		339,644	212,048
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)		310,786	312,923
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 2.261%, 9/25/45		192,073	185,350
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 4.161%, 10/25/29 (Bermuda)		250,000	249,919
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.361%, 10/25/27 (Bermuda)		122,173	121,994
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.011%, 8/25/28 (Bermuda)		545,000	543,435
BRAVO Residential Funding Trust 144A Ser. 19-NQM1, Class A3, 2.996%, 7/25/59(WAC)		250,122	250,512
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 1.901%, 6/25/36		180,000	171,494
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 1.841%, 11/25/47		347,507	299,373
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.503%, 5/25/35(WAC)		287,897	298,704
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.105%, 8/25/46		183,017	170,205
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.085%, 6/25/46		440,043	408,674
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 2.011%, 8/25/36		385,502	205,126
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 1.851%, 8/25/46		437,693	395,927
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 1.834%, 2/20/47		255,459	202,777
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 3.361%, 11/25/28		466,290	467,605
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 6.661%, 12/25/28		827,000	904,598
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.411%, 10/25/24		282,894	298,686
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 6.211%, 10/25/24		419,562	453,861
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 5.411%, 9/25/24		250,000	269,548
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 3.611%, 5/25/25		103,704	104,799
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.442%, 1/25/49		64,000	65,491
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.111%, 3/25/49		9,153	9,287
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 3.961%, 10/25/48		11,800	12,022
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 0.00%), 3.735%, 1/25/50		236,000	236,949
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 8.411%, 8/25/28		118,360	131,551
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 7.661%, 9/25/28		812,269	895,479
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.561%, 10/25/28		114,201	123,766
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.361%, 4/25/28		196,741	218,424
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.211%, 4/25/28		909,303	966,658
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 6.961%, 10/25/28		378,000	411,869
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.661%, 7/25/25		53,080	56,249
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 5.961%, 2/25/25		246,416	263,478
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 5.661%, 5/25/25		103,343	110,419
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.011%, 1/25/31		78,000	79,478
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 3.011%, 9/25/29		394,911	395,360
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 2.911%, 7/25/29		230,000	229,725
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 2.661%, 5/25/30		603,000	600,373
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.111%, 7/25/31		80,000	81,332
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 3.961%, 8/25/31		58,050	58,625
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 3.811%, 11/25/39		84,207	84,965
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 0.00%), 3.742%, 1/25/40		1,738,000	1,759,834
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)		1,138,706	597,023
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.261%, 10/25/28 (Bermuda)		174,956	174,396
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59		394,676	395,860
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59		768,000	768,000
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7, 4.692%, 11/21/34(WAC)		232,077	235,558
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.884%, 2/25/35(WAC)		143,028	149,725
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.616%, 8/26/47(WAC)		170,000	169,103
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 2.561%, 1/25/48		137,782	138,126
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 0.52%), 2.181%, 3/25/34		197,220	193,767
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 2.561%, 11/25/34		1,120,805	1,123,355
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.511%, 5/25/47		355,445	311,257
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 1.841%, 1/25/37		221,508	202,388
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.131%, 9/25/35(WAC)		192,071	194,071
FRB Ser. 05-AR12, Class 1A8, 3.878%, 10/25/35(WAC)		540,660	550,193
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 2.621%, 7/25/45		431,364	431,753
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%), 2.441%, 1/25/45		234,667	232,321
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.151%, 10/25/45		264,661	264,498
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%), 2.031%, 1/25/45		346,279	343,162
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 5.154%, 4/25/36(WAC)		152,182	157,514

			19,950,962

Total mortgage-backed securities (cost $54,683,764)			$53,686,289

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.1%)
Government National Mortgage Association Pass-Through Certificates
5.00%, 8/20/49	$96,649	$106,884
4.50%, TBA, 2/1/50	2,000,000	2,101,562
4.00%, TBA, 2/1/50	2,000,000	2,073,438
3.50%, TBA, 2/1/50	1,000,000	1,031,484
3.50%, with due dates from 11/20/47 to 11/20/49	1,848,451	1,963,708
3.50%, 8/20/45(i)	534,341	560,282
3.00%, TBA, 2/1/50	2,000,000	2,056,562

		9,893,920
U.S. Government Agency Mortgage Obligations (4.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 1/1/33(i)	112,457	116,560
Uniform Mortgage-Backed Securities
4.00%, TBA, 2/1/50	5,000,000	5,223,047
3.00%, TBA, 3/1/50	2,000,000	2,043,906
3.00%, TBA, 2/1/50	3,000,000	3,068,203

		10,451,716

Total U.S. government and agency mortgage obligations (cost $20,247,593)		$20,345,636

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.25%, 11/15/25(i)	$110,000	$115,805

Total U.S. treasury obligations (cost $115,805)		$115,805

ASSET-BACKED SECURITIES (1.6%)(a)
	Principal amount	Value
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	$190,000	$191,463
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.511%, 11/25/51	800,667	800,667
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.461%, 6/25/52	309,000	309,000
Station Place Securitization Trust 144A
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.359%, 9/24/20	1,091,000	1,091,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.359%, 6/24/20	996,000	996,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	490,000	494,900

Total asset-backed securities (cost $3,876,666)		$3,883,030

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$1,859,600	$359,070
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		802,700	142,407
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		1,859,600	72,934
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		802,700	28,359
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		869,200	18,957
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		869,200	18,340
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		4,485,700	8,792
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		4,485,700	7,222
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		869,200	5,832
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		869,200	5,250
(2.18775)/3 month USD-LIBOR-BBA/Mar-25	Mar-20/2.18775		14,556,600	3,930
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	44,380
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	9,654
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		650,200	6,704
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	172,188
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	168,603
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	44,908
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	43,489
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	446,194
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	446,099
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		1,590,200	444,890
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		1,590,200	379,708
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		701,800	84,651
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		701,800	84,195
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	56,556
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	48,451
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		278,700	1,421
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		701,800	1,039
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		701,800	997
UBS AG
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	16,456
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	15,898
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$4,665,200	14,042
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		4,665,200	3,733

Total purchased swap options outstanding (cost $2,081,526)				$3,205,349

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Barclays Bank PLC
GBP/USD (Call)	Apr-20/$1.34	$2,341,709	GBP	1,773,350	$15,215
Citibank, N.A.
GBP/USD (Call)	Apr-20/1.34	2,341,709	GBP	1,773,350	16,066
Goldman Sachs International
EUR/NOK (Put)	Apr-20/NOK 9.60	3,496,280	EUR	3,152,500	269
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Feb-20/$101.70	19,000,000		$19,000,000	113,031
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Feb-20/103.00	17,000,000		17,000,000	44,183
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Feb-20/104.16	5,000,000		5,000,000	16,065
USD/JPY (Put)	Apr-20/JPY 107.00	5,819,600		5,819,600	44,526
USD/JPY (Put)	Apr-20/JPY 101.00	5,819,600		5,819,600	6,669
UBS AG
GBP/USD (Call)	Apr-20/$1.34	2,341,709	GBP	1,773,350	16,066
USD/JPY (Put)	Apr-20/JPY 107.00	5,819,600		$5,819,600	41,936
USD/JPY (Put)	Apr-20/JPY 101.00	5,819,600		5,819,600	5,971

Total purchased options outstanding (cost $202,829)					$319,997

SHORT-TERM INVESTMENTS (11.3%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 1.70%(AFF)	Shares	21,348,766	$21,348,766
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(P)	Shares	690,000	690,000
U.S. Treasury Bills 1.896%, 3/12/20(SEG)		$581,000	580,059
U.S. Treasury Bills 1.719%, 2/20/20(SEG)(SEGSF)		424,000	423,705
U.S. Treasury Bills 1.642%, 4/2/20(SEG)(SEGSF)(SEGCCS)		1,782,000	1,777,589
U.S. Treasury Bills 1.593%, 5/14/20(SEGCCS)		274,000	272,829
U.S. Treasury Bills 1.588%, 4/9/20(SEG)(SEGSF)(SEGCCS)		221,000	220,378
U.S. Treasury Bills 1.580%, 6/18/20(SEGCCS)		492,000	489,209
U.S. Treasury Bills 1.568%, 5/21/20(SEGCCS)		502,000	499,701
U.S. Treasury Bills 1.564%, 5/7/20(SEG)(SEGSF)(SEGCCS)		388,000	386,445
U.S. Treasury Bills 1.562%, 6/11/20(SEGSF)(SEGCCS)		453,000	450,553
U.S. Treasury Bills 1.548%, 6/4/20(SEGCCS)		16,000	15,918

Total short-term investments (cost $27,154,058)			$27,155,152
TOTAL INVESTMENTS

Total investments (cost $249,352,041)			$258,781,477

	FORWARD CURRENCY CONTRACTS at 1/31/20 (aggregate face value $112,099,108) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/15/20	$287,889	$294,564	$(6,675)
		Brazilian Real	Buy	2/4/20	1,106,664	1,147,432	(40,768)
		Brazilian Real	Sell	2/4/20	1,106,664	1,132,617	25,953
		British Pound	Buy	3/18/20	614,869	600,546	14,323
		Canadian Dollar	Sell	4/15/20	4,571,509	4,661,980	90,471
		Chinese Yuan (Offshore)	Buy	5/20/20	583,597	583,673	(76)
		Czech Koruna	Buy	3/18/20	163,353	161,545	1,808
		Euro	Sell	3/18/20	1,449,018	1,454,496	5,478
		Hong Kong Dollar	Sell	5/20/20	582,907	583,141	234
		Japanese Yen	Buy	2/19/20	604,006	599,838	4,168
		Japanese Yen	Sell	2/19/20	604,006	600,175	(3,831)
		Mexican Peso	Sell	4/15/20	117,653	114,035	(3,618)
		New Taiwan Dollar	Sell	5/20/20	586,007	584,653	(1,354)
		Norwegian Krone	Sell	3/18/20	22,378	22,435	57
		Russian Ruble	Buy	3/18/20	164,094	162,225	1,869
		Swedish Krona	Sell	3/18/20	467,152	473,566	6,414
	Barclays Bank PLC
		Australian Dollar	Sell	4/15/20	286,146	293,929	7,783
		Euro	Buy	3/18/20	1,722,230	1,728,655	(6,425)
		Japanese Yen	Buy	2/19/20	2,198,171	2,198,836	(665)
		New Zealand Dollar	Sell	4/15/20	142,145	145,365	3,220
		Norwegian Krone	Sell	3/18/20	558,425	577,234	18,809
		Polish Zloty	Sell	3/18/20	422,416	422,622	206
		Russian Ruble	Buy	3/18/20	577,005	579,164	(2,159)
		Swedish Krona	Sell	3/18/20	142,401	145,883	3,482
	Citibank, N.A.
		Brazilian Real	Buy	2/4/20	38,294	39,176	(882)
		Brazilian Real	Sell	2/4/20	38,294	39,338	1,044
		Canadian Dollar	Buy	4/15/20	906,428	924,305	(17,877)
		Chilean Peso	Buy	4/15/20	130,752	138,108	(7,356)
		Danish Krone	Sell	3/18/20	370,466	371,768	1,302
		Euro	Sell	3/18/20	1,453,466	1,458,311	4,845
		Japanese Yen	Buy	2/19/20	621,822	625,654	(3,832)
		Mexican Peso	Buy	4/15/20	289,879	289,930	(51)
		New Zealand Dollar	Sell	4/15/20	583,785	584,110	325
		Norwegian Krone	Buy	3/18/20	252,827	253,403	(576)
		Thai Baht	Buy	2/19/20	195,110	201,829	(6,719)
	Credit Suisse International
		Australian Dollar	Buy	4/15/20	141,699	146,272	(4,573)
		Euro	Buy	3/18/20	748,027	750,558	(2,531)
	Goldman Sachs International
		Australian Dollar	Buy	4/15/20	107,983	111,531	(3,548)
		Brazilian Real	Buy	2/4/20	554,803	567,010	(12,207)
		Brazilian Real	Sell	2/4/20	554,803	574,599	19,796
		British Pound	Sell	3/18/20	484,651	475,839	(8,812)
		Chinese Yuan (Offshore)	Buy	5/20/20	583,597	583,872	(275)
		Euro	Buy	3/18/20	444,569	445,968	(1,399)
		Indonesian Rupiah	Buy	2/19/20	189,364	182,798	6,566
		Japanese Yen	Sell	2/19/20	3,641,264	3,645,749	4,485
		New Taiwan Dollar	Sell	5/20/20	586,007	583,985	(2,022)
		New Zealand Dollar	Sell	4/15/20	283,967	291,321	7,354
		Norwegian Krone	Buy	3/18/20	2,309,101	2,311,479	(2,378)
		Russian Ruble	Buy	3/18/20	1,130,053	1,171,335	(41,282)
		South African Rand	Sell	4/15/20	706,738	748,407	41,669
		Swedish Krona	Sell	3/18/20	291,277	291,181	(96)
	HSBC Bank USA, National Association
		British Pound	Sell	3/18/20	105,630	103,237	(2,393)
		Chinese Yuan (Offshore)	Buy	2/19/20	1,817,807	1,806,167	11,640
		Euro	Sell	3/18/20	13,991,231	14,038,793	47,562
		Hong Kong Dollar	Sell	5/20/20	874,354	874,475	121
		Japanese Yen	Sell	2/19/20	508,187	502,870	(5,317)
		Norwegian Krone	Sell	3/18/20	211,876	218,488	6,612
		Swedish Krona	Sell	3/18/20	858,091	860,273	2,182
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/15/20	276,628	282,717	(6,089)
		British Pound	Sell	3/18/20	2,648,527	2,600,143	(48,384)
		Euro	Buy	3/18/20	12,487,393	12,530,253	(42,860)
		Japanese Yen	Sell	2/19/20	3,923,805	3,925,511	1,706
		New Zealand Dollar	Sell	4/15/20	619,758	624,278	4,520
		Norwegian Krone	Sell	3/18/20	203,830	204,252	422
		Singapore Dollar	Buy	2/19/20	33,490	33,717	(227)
		Singapore Dollar	Sell	5/20/20	1,173,733	1,173,725	(8)
		South Korean Won	Buy	2/19/20	613,699	631,420	(17,721)
		Swedish Krona	Sell	3/18/20	1,631,612	1,648,992	17,380
		Swiss Franc	Sell	3/18/20	1,246,983	1,221,008	(25,975)
	NatWest Markets PLC
		Australian Dollar	Buy	4/15/20	107,045	109,768	(2,723)
		British Pound	Buy	3/18/20	288,728	283,057	5,671
		Canadian Dollar	Sell	4/15/20	143,566	145,096	1,530
		Euro	Buy	3/18/20	1,582,677	1,587,253	(4,576)
		New Zealand Dollar	Buy	4/15/20	215,191	218,064	(2,873)
		Norwegian Krone	Buy	3/18/20	861,055	863,695	(2,640)
		Swedish Krona	Sell	3/18/20	83,394	84,522	1,128
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/15/20	2,070,455	2,150,764	80,309
		British Pound	Sell	3/18/20	1,020,464	1,011,051	(9,413)
		Canadian Dollar	Sell	4/15/20	527,944	510,954	(16,990)
		Euro	Buy	3/18/20	239,186	247,147	(7,961)
		Hong Kong Dollar	Sell	5/20/20	1,165,814	1,166,137	323
		Hungarian Forint	Buy	3/18/20	136,323	138,903	(2,580)
		Israeli Shekel	Buy	4/16/20	79,749	79,316	433
		Japanese Yen	Sell	2/19/20	446,766	442,855	(3,911)
		New Zealand Dollar	Buy	4/15/20	280,344	288,023	(7,679)
		Norwegian Krone	Buy	3/18/20	435,399	427,581	7,818
		Swedish Krona	Sell	3/18/20	1,412,072	1,435,076	23,004
		Swiss Franc	Buy	3/18/20	58,522	58,152	370
	Toronto-Dominion Bank
		Euro	Buy	3/18/20	145,447	145,980	(533)
		Hong Kong Dollar	Sell	5/20/20	291,460	291,491	31
		Swedish Krona	Sell	3/18/20	286,728	290,374	3,646
	UBS AG
		Australian Dollar	Sell	4/15/20	496,483	510,248	13,765
		British Pound	Sell	3/18/20	3,577,375	3,525,886	(51,489)
		Canadian Dollar	Buy	4/15/20	193,209	197,030	(3,821)
		Euro	Buy	3/18/20	3,442,237	3,453,797	(11,560)
		Hong Kong Dollar	Sell	5/20/20	582,920	583,150	230
		Japanese Yen	Sell	2/19/20	9,785,992	9,792,066	6,074
		Mexican Peso	Buy	4/15/20	289,251	290,291	(1,040)
		New Zealand Dollar	Buy	4/15/20	526,009	542,747	(16,738)
		Norwegian Krone	Sell	3/18/20	144,046	144,912	866
		Swedish Krona	Sell	3/18/20	428,588	432,471	3,883
	WestPac Banking Corp.
		British Pound	Sell	3/18/20	144,496	143,012	(1,484)
		Euro	Sell	3/18/20	4,893	5,389	496
		New Zealand Dollar	Buy	4/15/20	144,733	146,086	(1,353)

	Unrealized appreciation						513,383

	Unrealized (depreciation)						(480,325)

	Total						$33,058
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	5	$537,139	$537,139	Mar-20	$8,221
Euro-Bobl 5 yr (Long)	7	1,047,742	1,047,741	Mar-20	7,206
Euro-Bund 10 yr (Long)	15	2,911,922	2,911,920	Mar-20	49,711
Euro-Buxl 30 yr (Long)	5	1,169,493	1,169,493	Mar-20	42,134
Euro-Schatz 2 yr (Short)	32	3,977,852	3,977,850	Mar-20	(4,855)
Japanese Government Bond 10 yr (Long)	3	4,232,200	4,232,200	Mar-20	6,628
Japanese Government Bond 10 yr (Short)	10	14,107,332	14,107,332	Mar-20	(22,204)
U.K. Gilt 10 yr (Long)	9	1,603,694	1,603,694	Mar-20	28,620
U.S. Treasury Bond 30 yr (Long)	17	2,780,031	2,780,031	Mar-20	72,212
U.S. Treasury Bond Ultra 30 yr (Long)	20	3,873,750	3,873,750	Mar-20	118,080
U.S. Treasury Note 2 yr (Long)	50	10,817,969	10,817,969	Mar-20	35,435
U.S. Treasury Note 5 yr (Long)	30	3,609,609	3,609,609	Mar-20	38,370
U.S. Treasury Note 10 yr (Long)	41	5,397,906	5,397,906	Mar-20	84,470
U.S. Treasury Note Ultra 10 yr (Long)	16	2,330,500	2,330,500	Mar-20	51,339

Unrealized appreciation					542,426

Unrealized (depreciation)					(27,059)

Total					$515,367

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/20 (premiums $1,907,284) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Citibank, N.A.
1.999/3 month USD-LIBOR-BBA/Mar-25	Mar-20/1.999		$7,278,300	$4,949
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		869,200	10,682
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	27,921
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	28,042
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		869,200	36,767
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		2,601,000	5,280
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	11,127
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	33,899
JPMorgan Chase Bank N.A.
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	9,162
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	80,157
Morgan Stanley & Co. International PLC
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		$510,400	1
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		510,400	1
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		1,114,700	747
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	3,328
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	3,443
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	23,282
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	23,785
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	37,877
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	44,711
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		510,400	60,197
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		510,400	60,523
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		1,590,200	349,272
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		1,590,200	425,824
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		1,590,200	427,907
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		1,590,200	428,050
UBS AG
0.385/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	349,400	17,159
(0.385)/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	349,400	17,267
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		$520,300	25,177
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		520,300	33,747

Total				$2,230,284

WRITTEN OPTIONS OUTSTANDING at 1/31/20 (premiums $141,734) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Barclays Bank PLC
GBP/USD (Call)	Apr-20/$1.37	$3,512,563	GBP	2,660,025	$6,755
Citibank, N.A.
GBP/USD (Call)	Apr-20/1.37	3,512,563	GBP	2,660,025	7,440
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Feb-20/101.70	19,000,000		$19,000,000	1,710
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Feb-20/103.00	17,000,000		17,000,000	1,683
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Feb-20/104.16	5,000,000		5,000,000	55
USD/JPY (Put)	Apr-20/JPY 104.00	11,639,150		11,639,150	30,204
UBS AG
GBP/USD (Call)	Apr-20/$1.37	3,512,563	GBP	2,660,025	7,440
USD/JPY (Put)	Apr-20/JPY 104.00	11,639,150		$11,639,150	27,350

Total					$82,637

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	$(40,969)	$41,909
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$2,989,900	(27,582)	34,025
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	20,039
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	(7,841)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(20,484)	(10,766)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$2,989,900	(27,582)	(21,527)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	57,687
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	(25,524)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$377,000	(48,539)	36,098
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		2,803,100	(37,562)	29,825
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(32,377)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		2,803,100	(37,562)	(33,161)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	1,925
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	544
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	30,053
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		2,803,100	(37,702)	28,592
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		609,000	(55,845)	19,585
(1.4765)/3 month USD-LIBOR-BBA/Feb-30 (Purchased)	Feb-20/1.4765		5,458,100	(36,979)	(6,877)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		609,000	(91,046)	(12,704)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		2,911,300	(41,122)	(25,823)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(28,804)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		2,803,100	(37,702)	(33,049)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		6,153,900	(874,038)	308,187
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		1,859,600	(259,647)	266,629
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	160,033
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$377,000	(58,284)	39,408
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(36,333)	25,458
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		187,600	(21,668)	8,639
1.33/3 month USD-LIBOR-BBA/Oct-21 (Purchased)	Oct-20/1.33		3,476,800	(6,449)	1,043
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	659
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(577)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$187,600	(21,668)	(4,000)
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		6,153,900	(7,508)	(4,800)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		377,000	(40,452)	(27,898)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(65,374)	(32,775)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	(69,034)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	(232,301)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		6,153,900	67,508	22,708
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		6,153,900	615	554
1.333/3 month USD-LIBOR-BBA/Jan-24 (Written)	Jan-23/1.333		504,100	2,268	166
(1.333)/3 month USD-LIBOR-BBA/Jan-24 (Written)	Jan-23/1.333		504,100	2,268	(126)
(0.83)/3 month USD-LIBOR-BBA/Oct-21 (Written)	Oct-20/0.83		3,476,800	1,912	(487)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		6,153,900	237,417	(76,985)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		6,153,900	698,468	(215,387)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	191,441
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	33,489
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		2,157,800	(11,889)	4,747
(0.01)/6 month EUR-EURIBOR-Reuters/Apr-30 (Purchased)	Apr-20/0.01	EUR	1,607,300	(15,125)	(2,442)
(1.719)/3 month USD-LIBOR-BBA/Apr-50 (Purchased)	Apr-20/1.719		$767,900	(24,823)	(2,603)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		2,157,800	(11,889)	(9,106)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(37,681)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	(70,639)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	26,048
1.529/3 month USD-LIBOR-BBA/Apr-30 (Written)	Apr-20/1.529		1,964,400	24,376	3,811
0.4285/6 month EUR-EURIBOR-Reuters/Apr-50 (Written)	Apr-20/0.4285	EUR	553,600	14,928	2,309
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		$972,300	51,192	(34,371)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		1,059,500	(29,062)	19,940
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	234,000	(21,272)	3,578
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	100,200	(9,241)	(164)
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	100,200	(9,241)	(2,289)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	234,000	(21,272)	(3,266)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$1,059,500	(77,476)	(19,368)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		2,251,500	66,883	27,356
1.01/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	280,800	19,786	3,809
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	2,046
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	(456)
(1.01)/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	280,800	19,786	(6,823)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$2,251,500	17,999	(17,154)

Unrealized appreciation					1,452,340

Unrealized (depreciation)					(1,109,185)

Total					$343,155

TBA SALE COMMITMENTS OUTSTANDING at 1/31/20 (proceeds receivable $10,341,562) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 2/1/50	$2,000,000	2/12/20	$2,115,625
Uniform Mortgage-Backed Securities, 3.50%, 2/1/50	8,000,000	2/12/20	8,258,750

Total			$10,374,375

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
KRW	6,086,000,000	$34,110	$—	12/9/21	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	1.67% — Quarterly	$35,190
JPMorgan Chase Bank N.A.
THB	42,200,000	26,319	—	11/16/21	6 month THB-SIBOR-THFX6M — Semiannually	2.07% — Semiannually	28,525

Upfront premium received			—		Unrealized appreciation		63,715

Upfront premium (paid)			—		Unrealized (depreciation)		—

		Total	$—			Total	$63,715

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$949,000	$364,161		$(32)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$367,108
		6,153,900	844,869		(87)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(850,166)
		3,396,900	476,439		(48)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	508,437
		4,923,100	743,994		(108,681)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	644,234
		119,400	3,004	(E)	(1)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	3,003
		308,900	7,506	(E)	(2)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,508)
		886,200	93,768		(12)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(101,106)
		646,700	24,158	(E)	(131)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	24,027
		223,600	5,614	(E)	(38)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	5,576
		819,551	103,074	(E)	(12)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	103,063
		651,900	72,264	(E)	(9)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(72,273)
		558,800	126,926	(E)	(19)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(126,945)
		402,800	8,076	(E)	(2)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	8,074
		591,300	11,984	(E)	(3)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	11,981
		700,100	171,232	(E)	(24)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(171,256)
		364,600	20,301	(E)	(8)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	20,293
		2,042,000	132,918	(E)	(29)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(132,947)
		1,049,700	32,033	(E)	(12)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	32,021
		87,800	12,303	(E)	(3)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,306)
		2,307,800	128,194	(E)	(33)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(128,226)
		324,800	15,090	(E)	(5)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(15,094)
		627,900	79,338	(E)	(21)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(79,360)
		1,157,600	150,990	(E)	(39)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(151,030)
		570,700	27,395	(E)	(19)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(27,414)
		2,964,500	13,269		(28)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,937)
		2,964,500	12,436		(28)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,036)
		1,521,500	31,897	(E)	(52)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	31,845
		2,803,100	20,945		(23)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(30,062)
		2,803,100	24,992		(23)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(34,851)
		2,492,000	36,747		(20)	12/13/24	1.6445% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(35,699)
		49,244,500	242,480	(E)	(41,986)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(284,466)
		2,823,000	217,236	(E)	10,157	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	227,392
		10,907,200	290,601	(E)	(81,954)	3/18/30	1.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(372,555)
		2,492,000	35,267		(20)	12/17/24	1.632% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(34,209)
		7,124,000	130,768	(E)	(47,831)	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	82,937
		13,038,000	408,533	(E)	6,554	3/18/30	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(401,979)
		2,111,900	26,509	(E)	7,176	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.58% — Semiannually	33,685
		1,634,100	117,799	(E)	48,726	3/18/50	1.98% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(69,073)
		666,000	16,495	(E)	1,487	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.73% — Semiannually	17,982
		2,492,000	41,116		(20)	12/18/24	1.6815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(40,227)
		25,491,900	375,470	(E)	(73,232)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(448,702)
		873,400	31,999	(E)	(12)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	31,986
		305,900	7,911		(4)	1/8/30	1.744% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,874)
		5,458,700	118,241		(11,718)	1/28/30	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	106,207
		20,600	1,353	(E)	(1)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,354)
		2,208,000	62,769		(735)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(63,325)
		4,066,000	108,302		(54)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(108,155)
		3,194,700	84,343		(42)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(84,228)
		7,260,700	150,747		(11,713)	1/31/30	3 month USD-LIBOR-BBA — Quarterly	1.688% — Semiannually	138,675
		36,500	1,940	(E)	(1)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	1,939
		3,844,000	38,717	(E)	(43)	1/27/30	1.8315% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(38,760)
	AUD	960,000	6,253		(1,638)	12/18/24	6 month AUD-BBR-BBSW — Semiannually	1.001% — Semiannually	4,590
	AUD	160,000	2,178		(948)	12/18/29	6 month AUD-BBR-BBSW — Semiannually	1.301% — Semiannually	1,267
	AUD	6,307,000	10,149		(16)	10/30/21	0.80% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(10,145)
	AUD	1,308,000	18,469		(12)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.305% — Semiannually	19,009
	AUD	6,324,000	10,913		(16)	10/30/21	0.81% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(10,911)
	AUD	1,308,000	20,122		(12)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.325% — Semiannually	20,708
	AUD	4,344,000	83,846	(E)	(32,156)	3/18/30	6 month AUD-BBR-BBSW — Semiannually	1.40% — Semiannually	51,690
	AUD	6,236,000	40,295	(E)	(2,448)	3/18/25	6 month AUD-BBR-BBSW — Semiannually	1.00% — Semiannually	37,847
	AUD	9,400	57	(E)	—	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(57)
	AUD	6,496,000	1,174	(E)	(16)	2/3/22	0.5875% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(1,190)
	AUD	6,462,000	1,038	(E)	(16)	2/3/22	0.585% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(1,054)
	CAD	11,634,000	17,538		(33)	8/15/21	3 month CAD-BA-CDOR — Semiannually	1.61% — Semiannually	(32,372)
	CAD	1,222,000	16,441		(12)	8/15/29	1.4925% — Semiannually	3 month CAD-BA-CDOR — Semiannually	18,493
	CAD	3,938,500	51		(28)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	(3,989)
	CAD	3,938,500	1,116		(28)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	(5,143)
	CAD	780,000	4,591		(1,192)	12/18/24	3 month CAD-BA-CDOR — Semiannually	1.801% — Semiannually	3,240
	CAD	1,030,000	10,835		(3,416)	12/18/29	3 month CAD-BA-CDOR — Semiannually	1.851% — Semiannually	7,257
	CAD	1,060,000	23,113		(16,076)	12/18/49	3 month CAD-BA-CDOR — Semiannually	2.001% — Semiannually	7,020
	CAD	602,000	392		(6)	10/9/29	1.6875% — Semiannually	3 month CAD-BA-CDOR — Semiannually	822
	CAD	10,000	280	(E)	54	3/18/30	2.10% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(227)
	CAD	20,136,000	275,428	(E)	(23,375)	3/18/25	3 month CAD-BA-CDOR — Semiannually	2.00% — Semiannually	252,053
	CHF	1,721,000	15,791		(14)	8/9/24	0.8475% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(16,263)
	CHF	836,000	4,424		(7)	9/13/24	0.765% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(4,211)
	CHF	3,260,000	40,659	(E)	30,282	3/18/25	—	0.40% plus 6 month CHF-LIBOR-BBA — Semiannually	(10,376)
	CHF	662,000	20,561	(E)	11,157	3/18/30	—	0.10% plus 6 month CHF-LIBOR-BBA — Semiannually	(9,404)
	CZK	44,703,000	71,724		(26)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(89,603)
	CZK	105,376,000	34,266		(17)	8/9/21	6 month CZK-PRIBOR — Semiannually	1.6625% — Annually	(46,043)
	CZK	42,695,000	44,998		(15)	8/9/24	6 month CZK-PRIBOR — Semiannually	1.28% — Annually	(53,228)
	EUR	60,400	20,569	(E)	(2)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(20,572)
	EUR	82,300	27,624	(E)	(3)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	27,621
	EUR	91,000	27,904	(E)	(3)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(27,908)
	EUR	91,800	26,482	(E)	(4)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(26,486)
	EUR	260,300	66,608	(E)	(10)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(66,618)
	EUR	420,000	124,139	(E)	(16)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	124,123
	EUR	283,000	66,862	(E)	(11)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(66,872)
	EUR	87,500	18,203	(E)	(3)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(18,207)
	EUR	79,600	14,955	(E)	(3)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(14,958)
	EUR	211,200	32,494	(E)	(8)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(32,502)
	EUR	258,600	6,362	(E)	(10)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(6,372)
	EUR	107,000	7,102	(E)	(4)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(7,106)
	EUR	312,300	10,014	(E)	(12)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	10,002
	EUR	5,490,000	2,941		(3,720)	12/18/21	0.401% plus 6 month EUR-EURIBOR-REUTERS — Annually	—	(6,990)
	EUR	3,490,000	8,295		(2,336)	12/18/24	0.351% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	(10,608)
	EUR	5,660,000	76,614		(85,634)	12/18/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.051% — Annually	(5,964)
	EUR	130,000	3,018		(3,815)	12/18/49	6 month EUR-EURIBOR-REUTERS — Semiannually	0.401% — Annually	(666)
	EUR	2,581,000	12,117		(23)	10/11/24	—	0.4047 plus 6 month EUR-EURIBOR-REUTERS — Semiannually	12,183
	EUR	8,142,000	233,522	(E)	64,098	3/18/30	0.20% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(169,424)
	EUR	3,078,000	34,277	(E)	12,421	3/18/25	—	0.10% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(21,855)
	EUR	585,500	50,751	(E)	(22)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	50,729
	EUR	3,067,000	31,321	(E)	(38)	1/27/30	6 month EUR-EURIBOR-REUTERS — Semiannually	0.352% — Annually	31,283
	GBP	1,250,000	6,928		(1,477)	12/18/24	6 month GBP-LIBOR-BBA — Semiannually	0.751% — Semiannually	5,240
	GBP	1,080,000	10,866		3,881	12/18/29	0.801% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(6,889)
	GBP	8,185,000	128,943	(E)	(8,368)	3/18/25	6 month GBP-LIBOR-BBA — Semiannually	0.90% — Semiannually	120,575
	GBP	757,000	36,704	(E)	(35,163)	3/18/30	6 month GBP-LIBOR-BBA — Semiannually	1.10% — Semiannually	1,541
	GBP	3,567,000	19,364	(E)	(26)	1/10/24	6 month GBP-LIBOR-BBA — Semiannually	0.855% — Semiannually	19,338
	GBP	3,601,000	25,901	(E)	(33)	1/10/26	0.965% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(25,934)
	GBP	6,720,000	26,009	(E)	(49)	1/13/24	6 month GBP-LIBOR-BBA — Semiannually	0.795% — Semiannually	25,960
	GBP	6,823,000	42,031	(E)	(62)	1/15/26	0.926% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(42,092)
	JPY	22,710,500	18,471	(E)	(7)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(18,477)
	JPY	404,000,000	27,665	(E)	(41)	1/16/30	6 month JPY-LIBOR-BBA — Semiannually	0.245% — Semiannually	27,624
	JPY	207,000,000	31,563	(E)	(37)	1/16/40	0.565% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(31,600)
	NOK	32,395,000	7,157		(31)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(37,757)
	NOK	16,991,000	17,325		(26)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	34,272
	NOK	38,309,000	56,810	(E)	16,759	3/18/25	1.95% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(40,051)
	NOK	30,510,000	85,895	(E)	1,340	3/18/30	2.00% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(84,554)
	NOK	39,547,000	7,924	(E)	(17)	1/21/22	1.805% — Annually	3 month NOK-NIBOR-NIBR — Quarterly	(7,941)
	NOK	80,128,000	16,421	(E)	(33)	1/25/22	1.8075% — Annually	3 month NOK-NIBOR-NIBR — Quarterly	(16,455)
	NOK	47,941,000	5,984	(E)	(20)	1/28/22	1.73% — Annually	3 month NOK-NIBOR-NIBR — Quarterly	(6,003)
	NZD	6,738,000	1,559		(17)	8/7/21	3 month NZD-BBR-FRA — Quarterly	1.15% — Semiannually	14,187
	NZD	2,863,000	17,102		(15)	12/13/24	3 month NZD-BBR-FRA — Quarterly	1.3625% — Semiannually	17,379
	NZD	2,863,000	19,489		(15)	12/17/24	3 month NZD-BBR-FRA — Quarterly	1.39% — Semiannually	19,737
	NZD	7,636,000	53,283	(E)	(14,657)	3/18/25	1.40% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(67,940)
	NZD	4,157,000	79,374	(E)	(11,749)	3/18/30	1.75% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(91,123)
	NZD	2,863,000	16,822		(15)	12/18/24	3 month NZD-BBR-FRA — Quarterly	1.36% — Semiannually	16,982
	NZD	6,807,000	330	(E)	(17)	2/4/22	3 month NZD-BBR-FRA — Quarterly	1.0475% — Semiannually	314
	NZD	6,755,000	7	(E)	(16)	2/4/22	3 month NZD-BBR-FRA — Quarterly	1.04% — Semiannually	(9)
	SEK	89,794,000	57,550	(E)	694	3/18/25	0.35% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(56,856)
	SEK	25,547,000	55,293	(E)	3,293	3/18/30	0.65% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(52,000)
	SEK	40,495,000	2,982	(E)	(16)	1/21/22	3 month SEK-STIBOR-SIDE — Quarterly	0.24% — Annually	2,966
	SEK	80,990,000	6,579	(E)	(32)	1/25/22	3 month SEK-STIBOR-SIDE — Quarterly	0.2475% — Annually	6,547
	SEK	49,393,000	2,981	(E)	(20)	1/28/22	3 month SEK-STIBOR-SIDE — Quarterly	0.2275% — Annually	2,963

	Total				$(409,890)				$(1,961,101)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$40,226	$38,445	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(1,338)
Barclays Bank PLC
172,831	173,284	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	673
124,777	125,103	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	486
3,732,877	3,746,216	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	18,859
193,420	193,891	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	757
27,456	27,521	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(116)
705,342	707,976	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,040)
22,420	21,589	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	612
40,141	38,363	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,335)
13,774	13,295	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(330)
47,633	46,736	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	310
49,821	49,069	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(164)
21,055	20,737	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(69)
35,352	35,191	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	248
371	369	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	3
Citibank, N.A.
70,880	71,133	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	358
Credit Suisse International
293,049	293,347	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	672
61,699	58,097	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,961)
31,708	30,356	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,034)
9,078	8,741	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(248)
70,506	67,307	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,418)
61,919	59,110	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,123)
142,595	136,280	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,742
34,751	34,096	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	226
Goldman Sachs International
15,467	15,524	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(89)
18,554	18,624	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(106)
350,446	351,755	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,007)
79,374	75,991	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,588)
39,479	38,015	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,078)
96,563	93,204	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,315)
61,452	58,664	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,107)
50,848	49,079	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,219)
34,194	33,005	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(820)
34,194	33,005	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(820)
57,307	56,228	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	373
12,895	12,815	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	70
2,517	2,506	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	18
JPMorgan Chase Bank N.A.
62,228	59,472	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,069)
57,307	56,228	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	373
JPMorgan Securities LLC
46,176	45,478	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	152
26,136	25,168	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	714
111,082	106,346	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,622
229,572	221,587	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,505

Upfront premium received		—	Unrealized appreciation			38,773

Upfront premium (paid)		—	Unrealized (depreciation)			(31,394)

	Total	$—			Total	$7,379

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	2,256,000	$258,934	$(54)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$258,879
EUR	894,000	104,966	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	104,966
EUR	894,000	33,817	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(33,817)
EUR	2,256,000	86,772	(29)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(86,801)
EUR	3,435,000	91,213	(40)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(91,253)
EUR	3,435,000	91,982	(40)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(92,023)
EUR	3,435,000	92,238	(41)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(92,278)
EUR	3,435,000	92,497	(41)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(92,537)
GBP	1,807,000	129,701	(39)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	129,663
GBP	1,409,000	42,524	(33)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	42,491
GBP	2,024,000	39,436	(48)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	39,388
GBP	2,319,000	35,788	(30)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	35,758
GBP	1,084,000	24,754	(25)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	24,728
GBP	1,160,000	17,560	(15)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	17,545
GBP	1,160,000	15,278	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	15,278
GBP	506,000	13,969	(12)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	13,958
GBP	543,000	172,880	(29)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(172,908)
	$1,669,000	728	(17)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	711
	3,337,000	113	(34)	11/21/24	(1.71%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(147)
	1,669,000	5,428	(15)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(5,446)

Total			$(542)				$16,155

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$2,666	$39,000	$2,434	5/11/63	300 bp — Monthly	$255
	CMBX NA BBB-.6 Index	BBB-/P	5,303	88,000	5,491	5/11/63	300 bp — Monthly	(137)
	CMBX NA BBB-.6 Index	BBB-/P	10,865	176,000	10,982	5/11/63	300 bp — Monthly	(14)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(1,864)	205,000	1,907	5/11/63	200 bp — Monthly	122
	CMBX NA BB.6 Index	BB-/P	12,600	60,000	8,388	5/11/63	500 bp — Monthly	4,270
	CMBX NA BB.6 Index	BB-/P	37,166	151,000	21,110	5/11/63	500 bp — Monthly	16,203
	CMBX NA BB.7 Index	BB/P	91	1,000	55	1/17/47	500 bp — Monthly	37
	CMBX NA BB.7 Index	BB/P	5,415	39,000	2,126	1/17/47	500 bp — Monthly	3,328
	CMBX NA BB.7 Index	BB/P	2,040	40,000	2,180	1/17/47	500 bp — Monthly	(123)
	CMBX NA BB.7 Index	BB/P	8,355	65,000	3,543	1/17/47	500 bp — Monthly	4,875
	CMBX NA BB.7 Index	BB/P	3,093	82,000	4,469	1/17/47	500 bp — Monthly	(1,297)
	CMBX NA BB.7 Index	BB/P	13,528	112,000	6,104	1/17/47	500 bp — Monthly	7,533
	CMBX NA BBB-.6 Index	BBB-/P	792	16,000	998	5/11/63	300 bp — Monthly	(197)
	CMBX NA BBB-.6 Index	BBB-/P	800	16,000	998	5/11/63	300 bp — Monthly	(189)
	CMBX NA BBB-.6 Index	BBB-/P	3,019	34,000	2,122	5/11/63	300 bp — Monthly	918
	CMBX NA BBB-.6 Index	BBB-/P	3,109	35,000	2,184	5/11/63	300 bp — Monthly	946
	CMBX NA BBB-.6 Index	BBB-/P	4,050	51,000	3,182	5/11/63	300 bp — Monthly	897
	CMBX NA BBB-.6 Index	BBB-/P	4,530	53,000	3,307	5/11/63	300 bp — Monthly	1,254
	CMBX NA BBB-.6 Index	BBB-/P	7,114	83,000	5,179	5/11/63	300 bp — Monthly	1,983
	CMBX NA BBB-.6 Index	BBB-/P	7,834	86,000	5,366	5/11/63	300 bp — Monthly	2,518
	CMBX NA BBB-.6 Index	BBB-/P	8,086	89,000	5,554	5/11/63	300 bp — Monthly	2,584
	CMBX NA BBB-.6 Index	BBB-/P	12,175	119,000	7,426	5/11/63	300 bp — Monthly	4,819
	CMBX NA BBB-.6 Index	BBB-/P	14,857	146,000	9,110	5/11/63	300 bp — Monthly	5,832
	CMBX NA BBB-.6 Index	BBB-/P	16,249	167,000	10,421	5/11/63	300 bp — Monthly	5,925
	CMBX NA BBB-.6 Index	BBB-/P	16,661	195,000	12,168	5/11/63	300 bp — Monthly	4,607
	CMBX NA BBB-.6 Index	BBB-/P	17,877	196,000	12,230	5/11/63	300 bp — Monthly	5,761
	CMBX NA BBB-.6 Index	BBB-/P	19,571	196,000	12,230	5/11/63	300 bp — Monthly	7,455
	CMBX NA BBB-.6 Index	BBB-/P	18,200	199,000	12,418	5/11/63	300 bp — Monthly	5,899
	CMBX NA BBB-.6 Index	BBB-/P	27,910	306,000	19,094	5/11/63	300 bp — Monthly	8,994
	CMBX NA BBB-.6 Index	BBB-/P	33,710	398,000	24,835	5/11/63	300 bp — Monthly	9,107
	CMBX NA BBB-.6 Index	BBB-/P	42,418	448,000	27,955	5/11/63	300 bp — Monthly	14,724
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(1,183)	1,071,000	9,960	5/11/63	200 bp — Monthly	9,194
	CMBX NA BB.7 Index	BB/P	8,159	61,000	3,325	1/17/47	500 bp — Monthly	4,894
	CMBX NA BBB-.6 Index	BBB-/P	257,363	2,739,000	170,914	5/11/63	300 bp — Monthly	88,047
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	18,006	346,000	3,218	5/11/63	200 bp — Monthly	21,358
	CMBX NA A.6 Index	A/P	17,515	346,000	3,218	5/11/63	200 bp — Monthly	20,867
	CMBX NA A.6 Index	A/P	9,631	307,000	2,855	5/11/63	200 bp — Monthly	12,606
	CMBX NA A.6 Index	A/P	8,165	264,000	2,455	5/11/63	200 bp — Monthly	10,723
	CMBX NA A.6 Index	A/P	12,002	233,000	2,167	5/11/63	200 bp — Monthly	14,260
	CMBX NA A.6 Index	A/P	9,804	199,000	1,851	5/11/63	200 bp — Monthly	11,732
	CMBX NA A.6 Index	A/P	9,238	187,000	1,739	5/11/63	200 bp — Monthly	11,050
	CMBX NA A.6 Index	A/P	7,706	138,000	1,283	5/11/63	200 bp — Monthly	9,043
	CMBX NA A.6 Index	A/P	6,429	127,000	1,181	5/11/63	200 bp — Monthly	7,659
	CMBX NA A.6 Index	A/P	3,656	120,000	1,116	5/11/63	200 bp — Monthly	4,819
	CMBX NA A.6 Index	A/P	5,845	89,000	828	5/11/63	200 bp — Monthly	6,707
	CMBX NA A.6 Index	A/P	1,597	69,000	642	5/11/63	200 bp — Monthly	2,266
	CMBX NA A.6 Index	A/P	3,460	68,000	632	5/11/63	200 bp — Monthly	4,119
	CMBX NA A.6 Index	A/P	(19)	32,000	298	5/11/63	200 bp — Monthly	291
	CMBX NA BBB-.6 Index	BBB-/P	1,407	13,000	811	5/11/63	300 bp — Monthly	604
	CMBX NA BBB-.6 Index	BBB-/P	1,906	14,000	874	5/11/63	300 bp — Monthly	1,040
	CMBX NA BBB-.6 Index	BBB-/P	2,976	27,000	1,685	5/11/63	300 bp — Monthly	1,307
	CMBX NA BBB-.6 Index	BBB-/P	4,248	38,000	2,371	5/11/63	300 bp — Monthly	1,899
	CMBX NA BBB-.6 Index	BBB-/P	7,929	73,000	4,555	5/11/63	300 bp — Monthly	3,417
	CMBX NA BBB-.6 Index	BBB-/P	7,899	73,000	4,555	5/11/63	300 bp — Monthly	3,386
	CMBX NA BBB-.6 Index	BBB-/P	6,093	77,000	4,805	5/11/63	300 bp — Monthly	1,333
	CMBX NA BBB-.6 Index	BBB-/P	11,382	97,000	6,053	5/11/63	300 bp — Monthly	5,386
	CMBX NA BBB-.6 Index	BBB-/P	18,141	149,000	9,298	5/11/63	300 bp — Monthly	8,931
	CMBX NA BBB-.6 Index	BBB-/P	10,491	154,000	9,610	5/11/63	300 bp — Monthly	972
	CMBX NA BBB-.6 Index	BBB-/P	48,302	515,000	32,136	5/11/63	300 bp — Monthly	16,466
	CMBX NA BBB-.6 Index	BBB-/P	46,305	616,000	38,438	5/11/63	300 bp — Monthly	8,226
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB-/P	10,168	48,000	6,710	5/11/63	500 bp — Monthly	3,505
	CMBX NA BB.6 Index	BB-/P	11,006	52,000	7,270	5/11/63	500 bp — Monthly	3,787
	CMBX NA A.6 Index	A/P	455	156,000	1,451	5/11/63	200 bp — Monthly	1,967
	CMBX NA A.6 Index	A/P	3,060	133,000	1,237	5/11/63	200 bp — Monthly	4,348
	CMBX NA A.6 Index	A/P	(26)	89,000	828	5/11/63	200 bp — Monthly	836
	CMBX NA BB.10 Index	BB-/P	6,419	80,000	5,240	5/11/63	500 bp — Monthly	1,257
	CMBX NA BB.7 Index	BB/P	3,636	70,000	3,815	1/17/47	500 bp — Monthly	(150)
	CMBX NA BBB-.6 Index	BBB-/P	311	5,000	312	5/11/63	300 bp — Monthly	2
	CMBX NA BBB-.6 Index	BBB-/P	631	10,000	624	5/11/63	300 bp — Monthly	13
	CMBX NA BBB-.6 Index	BBB-/P	1,423	16,000	998	5/11/63	300 bp — Monthly	434
	CMBX NA BBB-.6 Index	BBB-/P	2,783	27,000	1,685	5/11/63	300 bp — Monthly	1,114
	CMBX NA BBB-.6 Index	BBB-/P	5,331	53,000	3,307	5/11/63	300 bp — Monthly	2,055
	CMBX NA BBB-.6 Index	BBB-/P	6,088	61,000	3,806	5/11/63	300 bp — Monthly	2,317
	CMBX NA BBB-.6 Index	BBB-/P	7,883	79,000	4,930	5/11/63	300 bp — Monthly	2,999
	CMBX NA BBB-.6 Index	BBB-/P	7,834	86,000	5,366	5/11/63	300 bp — Monthly	2,518
	CMBX NA BBB-.6 Index	BBB-/P	11,054	112,000	6,989	5/11/63	300 bp — Monthly	4,131
	CMBX NA BBB-.6 Index	BBB-/P	39,291	297,000	18,533	5/11/63	300 bp — Monthly	20,932
	CMBX NA BBB-.7 Index	BBB-/P	209	8,000	29	1/17/47	300 bp — Monthly	185
	CMBX NA BBB-.7 Index	BBB-/P	2,657	27,000	97	1/17/47	300 bp — Monthly	2,576
	CMBX NA BBB-.7 Index	BBB-/P	4,482	81,000	292	1/17/47	300 bp — Monthly	4,237
	CMBX NA BBB-.7 Index	BBB-/P	4,694	89,000	320	1/17/47	300 bp — Monthly	4,426
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	(1,147)	69,000	642	5/11/63	200 bp — Monthly	(479)
	CMBX NA BBB-.6 Index	BBB-/P	3,737	49,000	3,058	5/11/63	300 bp — Monthly	708
	CMBX NA BBB-.6 Index	BBB-/P	6,786	75,000	4,680	5/11/63	300 bp — Monthly	2,149
	CMBX NA BBB-.6 Index	BBB-/P	56,700	635,000	39,624	5/11/63	300 bp — Monthly	17,446
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	(4,531)	261,000	2,427	5/11/63	200 bp — Monthly	(2,002)
	CMBX NA BB.6 Index	BB-/P	11,787	48,000	6,710	5/11/63	500 bp — Monthly	5,124
	CMBX NA BB.6 Index	BB-/P	23,902	97,000	13,561	5/11/63	500 bp — Monthly	10,436
	CMBX NA BBB-.6 Index	BBB-/P	767	6,000	374	5/11/63	300 bp — Monthly	396
	CMBX NA BBB-.6 Index	BBB-/P	1,665	13,000	811	5/11/63	300 bp — Monthly	861
	CMBX NA BBB-.6 Index	BBB-/P	1,004	16,000	998	5/11/63	300 bp — Monthly	15
	CMBX NA BBB-.6 Index	BBB-/P	3,248	25,000	1,560	5/11/63	300 bp — Monthly	1,702
	CMBX NA BBB-.6 Index	BBB-/P	2,322	27,000	1,685	5/11/63	300 bp — Monthly	653
	CMBX NA BBB-.6 Index	BBB-/P	2,678	35,000	2,184	5/11/63	300 bp — Monthly	515
	CMBX NA BBB-.6 Index	BBB-/P	5,023	41,000	2,558	5/11/63	300 bp — Monthly	2,488
	CMBX NA BBB-.6 Index	BBB-/P	3,526	41,000	2,558	5/11/63	300 bp — Monthly	991
	CMBX NA BBB-.6 Index	BBB-/P	3,546	42,000	2,621	5/11/63	300 bp — Monthly	949
	CMBX NA BBB-.6 Index	BBB-/P	3,928	44,000	2,746	5/11/63	300 bp — Monthly	1,208
	CMBX NA BBB-.6 Index	BBB-/P	4,643	55,000	3,432	5/11/63	300 bp — Monthly	1,243
	CMBX NA BBB-.6 Index	BBB-/P	4,021	56,000	3,494	5/11/63	300 bp — Monthly	560
	CMBX NA BBB-.6 Index	BBB-/P	9,279	82,000	5,117	5/11/63	300 bp — Monthly	4,210
	CMBX NA BBB-.6 Index	BBB-/P	7,682	91,000	5,678	5/11/63	300 bp — Monthly	2,057
	CMBX NA BBB-.6 Index	BBB-/P	10,809	127,000	7,925	5/11/63	300 bp — Monthly	2,958
	CMBX NA BBB-.6 Index	BBB-/P	15,053	140,000	8,736	5/11/63	300 bp — Monthly	6,398
	CMBX NA BBB-.6 Index	BBB-/P	22,048	166,000	10,358	5/11/63	300 bp — Monthly	11,786
	CMBX NA BBB-.6 Index	BBB-/P	14,996	175,000	10,920	5/11/63	300 bp — Monthly	4,178
	CMBX NA BBB-.6 Index	BBB-/P	32,648	265,000	16,536	5/11/63	300 bp — Monthly	16,265

Upfront premium received			1,286,952		Unrealized appreciation			572,383

Upfront premium (paid)			(8,770)		Unrealized (depreciation)			(4,588)

	Total		$1,278,182				Total	$567,795
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(3,861)	$37,000	$2,424	11/17/59	(500 bp) — Monthly	$(1,474)
	CMBX NA BB.10 Index	(3,399)	31,000	2,031	11/17/59	(500 bp) — Monthly	(1,399)
	CMBX NA BB.11 Index	(8,232)	114,000	6,008	11/18/54	(500 bp) — Monthly	(2,335)
	CMBX NA BB.11 Index	(14,511)	112,000	5,902	11/18/54	(500 bp) — Monthly	(8,717)
	CMBX NA BB.11 Index	(3,582)	38,000	2,003	11/18/54	(500 bp) — Monthly	(1,616)
	CMBX NA BB.11 Index	(1,650)	24,000	1,265	11/18/54	(500 bp) — Monthly	(408)
	CMBX NA BB.11 Index	(830)	16,000	843	11/18/54	(500 bp) — Monthly	(2)
	CMBX NA BB.11 Index	(816)	16,000	843	11/18/54	(500 bp) — Monthly	12
	CMBX NA BB.8 Index	(6,581)	53,000	6,281	10/17/57	(500 bp) — Monthly	(352)
	CMBX NA BB.8 Index	(527)	3,000	356	10/17/57	(500 bp) — Monthly	(174)
	CMBX NA BB.9 Index	(56,461)	547,000	23,630	9/17/58	(500 bp) — Monthly	(33,363)
	CMBX NA BB.9 Index	(6,581)	102,000	4,406	9/17/58	(500 bp) — Monthly	(2,274)
	CMBX NA BB.9 Index	(3,306)	82,000	3,542	9/17/58	(500 bp) — Monthly	157
	CMBX NA BB.9 Index	(5,162)	80,000	3,456	9/17/58	(500 bp) — Monthly	(1,783)
	CMBX NA BB.9 Index	(707)	18,000	778	9/17/58	(500 bp) — Monthly	64
	Credit Suisse International
	CMBX NA BB.10 Index	(10,274)	77,000	5,044	11/17/59	(500 bp) — Monthly	(5,305)
	CMBX NA BB.10 Index	(9,157)	77,000	5,044	11/17/59	(500 bp) — Monthly	(4,188)
	CMBX NA BB.10 Index	(5,096)	41,000	2,686	11/17/59	(500 bp) — Monthly	(2,451)
	CMBX NA BB.7 Index	(8,049)	456,000	63,749	5/11/63	(500 bp) — Monthly	55,257
	CMBX NA BB.7 Index	(29,146)	158,000	8,611	1/17/47	(500 bp) — Monthly	(20,688)
	CMBX NA BB.7 Index	(2,467)	15,000	818	1/17/47	(500 bp) — Monthly	(1,664)
	CMBX NA BB.8 Index	(1,051)	6,000	711	10/17/57	(500 bp) — Monthly	(346)
	CMBX NA BB.9 Index	(27,568)	275,000	11,880	9/17/58	(500 bp) — Monthly	(15,955)
	Goldman Sachs International
	CMBX NA BB.7 Index	(6,053)	40,000	2,180	1/17/47	(500 bp) — Monthly	(3,912)
	CMBX NA BB.7 Index	(45,077)	222,000	12,099	1/17/47	(500 bp) — Monthly	(33,194)
	CMBX NA BB.7 Index	(16,057)	98,000	5,341	1/17/47	(500 bp) — Monthly	(10,811)
	CMBX NA BB.9 Index	(3,233)	30,000	1,296	9/17/58	(500 bp) — Monthly	(1,966)
	CMBX NA BB.9 Index	(583)	15,000	648	9/17/58	(500 bp) — Monthly	57
	CMBX NA BB.9 Index	(602)	5,000	216	9/17/58	(500 bp) — Monthly	(391)
	CMBX NA BB.9 Index	(595)	5,000	216	9/17/58	(500 bp) — Monthly	(384)
	CMBX NA BB.9 Index	(478)	3,000	130	9/17/58	(500 bp) — Monthly	(351)
	CMBX NA BB.9 Index	(313)	3,000	130	9/17/58	(500 bp) — Monthly	(186)
	CMBX NA BB.9 Index	(319)	2,000	86	9/17/58	(500 bp) — Monthly	(235)
	CMBX NA BB.9 Index	(319)	2,000	86	9/17/58	(500 bp) — Monthly	(234)
	CMBX NA BB.9 Index	(320)	2,000	86	9/17/58	(500 bp) — Monthly	(236)
	CMBX NA BB.9 Index	(158)	1,000	43	9/17/58	(500 bp) — Monthly	(116)
	CMBX NA BBB-.6 Index	(3,452)	69,000	4,306	5/11/63	(300 bp) — Monthly	813
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(7,891)	73,000	3,847	11/18/54	(500 bp) — Monthly	(4,115)
	CMBX NA BB.11 Index	(4,568)	67,000	3,531	11/18/54	(500 bp) — Monthly	(1,102)
	CMBX NA BB.11 Index	(4,873)	49,000	2,582	11/18/54	(500 bp) — Monthly	(2,339)
	CMBX NA BB.11 Index	(4,780)	48,000	2,530	11/18/54	(500 bp) — Monthly	(2,297)
	CMBX NA BB.11 Index	(3,000)	44,000	2,319	11/18/54	(500 bp) — Monthly	(724)
	CMBX NA BB.11 Index	(3,800)	37,000	1,950	11/18/54	(500 bp) — Monthly	(1,886)
	CMBX NA BB.11 Index	(759)	15,000	791	11/18/54	(500 bp) — Monthly	17
	CMBX NA BB.12 Index	(7,295)	80,000	4,968	8/17/61	(500 bp) — Monthly	(2,405)
	CMBX NA BB.7 Index	(28,094)	222,000	12,099	1/17/47	(500 bp) — Monthly	(16,211)
	CMBX NA BB.9 Index	(3,459)	60,000	2,592	9/17/58	(500 bp) — Monthly	(926)
	CMBX NA BB.9 Index	(2,033)	48,000	2,074	9/17/58	(500 bp) — Monthly	(6)
	CMBX NA BB.9 Index	(1,698)	12,000	518	9/17/58	(500 bp) — Monthly	(1,192)
	CMBX NA BB.9 Index	(947)	6,000	259	9/17/58	(500 bp) — Monthly	(694)
	CMBX NA BB.9 Index	(565)	4,000	173	9/17/58	(500 bp) — Monthly	(396)
	CMBX NA BB.9 Index	(468)	3,000	130	9/17/58	(500 bp) — Monthly	(341)
	CMBX NA BB.9 Index	(283)	2,000	86	9/17/58	(500 bp) — Monthly	(199)
	CMBX NA BB.9 Index	(153)	1,000	43	9/17/58	(500 bp) — Monthly	(111)
	CMBX NA BBB-.6 Index	(8,805)	142,000	8,861	5/11/63	(300 bp) — Monthly	8
	CMBX NA BBB-.7 Index	(5,654)	149,000	536	1/17/47	(300 bp) — Monthly	(5,204)
	CMBX NA BBB-.7 Index	(254)	7,000	25	1/17/47	(300 bp) — Monthly	(233)
	Merrill Lynch International
	CMBX NA BB.10 Index	(4,211)	74,000	4,847	11/17/59	(500 bp) — Monthly	565
	CMBX NA BB.11 Index	(4,128)	77,000	4,058	11/18/54	(500 bp) — Monthly	(145)
	CMBX NA BB.11 Index	(4,913)	49,000	2,582	11/18/54	(500 bp) — Monthly	(2,378)
	CMBX NA BB.7 Index	(5,378)	31,000	1,690	1/17/47	(500 bp) — Monthly	(3,719)
	CMBX NA BB.9 Index	(13,284)	341,000	14,731	9/17/58	(500 bp) — Monthly	1,115
	CMBX NA BBB-.7 Index	(1,311)	16,000	58	1/17/47	(300 bp) — Monthly	(1,263)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(3,880)	37,000	2,424	11/17/59	(500 bp) — Monthly	(1,493)
	CMBX NA BB.11 Index	(5,991)	61,000	3,215	11/18/54	(500 bp) — Monthly	(2,835)
	CMBX NA BB.11 Index	(2,478)	26,000	1,370	11/18/54	(500 bp) — Monthly	(1,133)
	CMBX NA BB.12 Index	(2,502)	35,000	2,174	8/17/61	(500 bp) — Monthly	(363)
	CMBX NA BB.12 Index	(1,825)	25,000	1,553	8/17/61	(500 bp) — Monthly	(297)
	CMBX NA BB.12 Index	(1,144)	14,000	869	9/17/58	(500 bp) — Monthly	(288)
	CMBX NA BB.7 Index	(19,507)	97,000	5,287	1/17/47	(500 bp) — Monthly	(14,315)
	CMBX NA BB.7 Index	(4,844)	24,000	1,308	1/17/47	(500 bp) — Monthly	(3,559)
	CMBX NA BB.7 Index	(3,471)	18,000	981	1/17/47	(500 bp) — Monthly	(2,507)
	CMBX NA BB.9 Index	(6,386)	85,000	3,672	9/17/58	(500 bp) — Monthly	(2,797)
	CMBX NA BB.9 Index	(4,013)	66,000	2,851	9/17/58	(500 bp) — Monthly	(1,226)
	CMBX NA BB.9 Index	(4,059)	66,000	2,851	9/17/58	(500 bp) — Monthly	(1,272)
	CMBX NA BB.9 Index	(3,385)	55,000	2,376	9/17/58	(500 bp) — Monthly	(1,063)
	CMBX NA BB.9 Index	(3,592)	42,000	1,814	9/17/58	(500 bp) — Monthly	(1,818)
	CMBX NA BB.9 Index	(3,693)	42,000	1,814	9/17/58	(500 bp) — Monthly	(1,919)
	CMBX NA BB.9 Index	(1,648)	41,000	1,771	9/17/58	(500 bp) — Monthly	112
	CMBX NA BB.9 Index	(1,685)	34,000	1,469	9/17/58	(500 bp) — Monthly	(249)
	CMBX NA BB.9 Index	(1,674)	31,000	1,339	9/17/58	(500 bp) — Monthly	(365)
	CMBX NA BB.9 Index	(1,334)	11,000	475	9/17/58	(500 bp) — Monthly	(869)
	CMBX NA BB.9 Index	(1,504)	10,000	432	9/17/58	(500 bp) — Monthly	(1,082)
	CMBX NA BB.9 Index	(864)	6,000	259	9/17/58	(500 bp) — Monthly	(611)
	CMBX NA BB.9 Index	(606)	5,000	216	9/17/58	(500 bp) — Monthly	(395)
	CMBX NA BBB-.7 Index	(38)	1,000	4	1/17/47	(300 bp) — Monthly	(37)

Upfront premium received		—			Unrealized appreciation		58,177

	Upfront premium (paid)	(489,300)			Unrealized (depreciation)		(244,889)

	Total	$(489,300)				Total	$(186,712)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
	Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through January 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $239,342,913.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/20
	Short-term investments
	Putnam Short Term Investment Fund**	$24,031,675	$20,330,500	$23,013,409	$98,655	$21,348,766

	Total Short-term investments	$24,031,675	$20,330,500	$23,013,409	$98,655	$21,348,766
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $416,784.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $338,968.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,887,683.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $64,488,647 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	60.7%
	Japan	12.0
	France	3.5
	Italy	2.8
	Canada	2.7
	United Kingdom	2.4
	Spain	2.2
	Supra-Nation	1.7
	Mexico	1.3
	Switzerland	1.1
	Brazil	0.9
	Australia	0.8
	Belgium	0.8
	Colombia	0.7
	Uruguay	0.6
	Indonesia	0.6
	Netherlands	0.6
	Dominican Republic	0.5
	Other	4.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $441,446 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $338,968 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$3,883,030	$—
Corporate bonds and notes	—	67,270,641	—
Foreign government and agency bonds and notes	—	82,799,578
Mortgage-backed securities	—	53,686,289	—
Purchased options outstanding	—	319,997	—
Purchased swap options outstanding	—	3,205,349	—
U.S. government and agency mortgage obligations	—	20,345,636	—
U.S. treasury obligations	—	115,805	—
Short-term investments	22,038,766	5,116,386	—

Totals by level	$22,038,766	$236,742,711	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$33,058	$—
Futures contracts	515,367	—	—
Written options outstanding	—	(82,637)	—
Written swap options outstanding	—	(2,230,284)	—
Forward premium swap option contracts	—	343,155	—
TBA sale commitments	—	(10,374,375)	—
Interest rate swap contracts	—	(1,487,496)	—
Total return swap contracts	—	24,076	—
Credit default contracts	—	(407,799)	—

Totals by level	$515,367	$(14,182,302)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$44,000,000
Purchased currency option contracts (contract amount)	$37,000,000
Purchased swap option contracts (contract amount)	$130,800,000
Written TBA commitment option contracts (contract amount)	$47,000,000
Written currency option contracts (contract amount)	$35,300,000
Written swap option contracts (contract amount)	$82,300,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$188,700,000
OTC interest rate swap contracts (notional)	$6,500,000
Centrally cleared interest rate swap contracts (notional)	$412,000,000
OTC total return swap contracts (notional)	$7,500,000
Centrally cleared total return swap contracts (notional)	$42,900,000
OTC credit default contracts (notional)	$21,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com